DERIVATIVE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 25, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Aug. 27, 2019
Discount on conversion into common stock						25.00%
Gain on change in fair value of derivative liability		$ 146,227	$ (100,313)	$ (521,784)	$ (136,123)
Derivative liability		$ 249,178		$ 39,381	537,889
Convertible notes payable						$ 30,000
Value per common share		$ 0.125		$ 0.125
Debt issue costs		$ 46,608		$ 23,277	674,012
Interest accretion		16,962
Net loss		(269,849)	(91,408)	$ (170,067)	$ (975,524)
Issuance [Member]
Value per common share				$ 0.0089
Expected term (in years)				6 months
Expected term (in years)				6 months
Original issue discount				$ 27,000
Risk-free interest rate				1.98%
Expected volatility rate				287.00%
Debt/Equity issuance costs				$ 50,277
Convertible Promissory Note 2 [Member] | Derivative liability revaluation [Member]
Derivative liability		$ 172,608
Value per common share		$ 0.0079
Expected term (in years)		6 months
Expected volatility rate		278.00%
Exercise price		$ 0.00301
Expected term (in years)		6 months
Derivative discount		$ 126,000
Derivative aggregated discount		140,000
Net loss		46,608
Original issue discount		$ 14,000
Risk-free interest rate		1.63%
Gain (loss) due to change in fair value		$ (125,329)
Terms of conversion feature	The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Convertible promissory note payabe	$ 140,000
2 Derivative Convertible Notes Payable [Member]
Interest accretion		16,962	$ 0
Convertible Promissory Note 1 [Member]
Derivative liability				50,277
Derivative discount		27,000
Derivative aggregated discount		30,000
Net loss		23,277
Original issue discount		$ 3,000
Convertible Notes Note 1 [Member] | Derivative liability revaluation [Member]
Value per common share		$ 0.0079
Expected term (in years)		6 months
Expected volatility rate		242.00%
Exercise price		$ 0.00359
Expected term (in years)		6 months
Risk-free interest rate		1.59%
Gain (loss) due to change in fair value		$ (11,261)
Derivative liability [Member]
Gain on change in fair value of derivative liability		$ 9,637		$ 504,898
Value per common share		$ 0.0089		$ 0.0062
Expected term (in years)		6 months		1 year 2 months 1 day
Expected volatility rate		287.00%		236.00%
Exercise price		$ 0.00423		$ 0.165
Risk-free interest rate		1.67%		1.50%
Expected term (in years)		6 months		1 year 2 months 1 day
Risk-free interest rate		1.98%
Derivative liability [Member] | Convertible Promissory Note 2 [Member]
Value per common share		$ 0.0050
Expected term (in years)		6 months
Expected volatility rate		275.00%
Exercise price		$ 0.00303
Expected term (in years)		6 months
Risk-free interest rate		1.61%
Derivative [Member]
Value per common share		$ 0.09		$ 0.0062	$ 0.09
Detachable warrants		8,480,000			8,480,000
Exercisable period		3 years		1 year 11 months 1 day	3 years
Debt issue costs		$ (674,012)			$ (674,012)
Gain on change in fair value of derivative liability				$ 504,898
Expected term (in years)		3 years			3 years
Expected volatility rate		1.95%		236.00%	195.00%
Exercise price		$ 0.165		$ 0.165	$ 0.165
Risk-free interest rate		2.77%		1.50%	2.77%
Expected term (in years)		3 years			3 years
Derivative liability 1 [Member]
Gain on change in fair value of derivative liability				$ 16,886
Value per common share				$ 0.0062
Expected term (in years)				6 months
Expected volatility rate				297.00%
Exercise price				$ 0.00423
Risk-free interest rate				1.99%
Expected term (in years)				6 months